Subsequent Events (Details) $ / shares in Units, ¥ in Thousands, $ in Millions	1 Months Ended		12 Months Ended
	Jan. 31, 2023 USD ($) $ / shares shares	Apr. 30, 2021 shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Subsequent Events
Stock issued, during the period		3,685,504
Issuance of ordinary shares at the initial public offering ("IPO") | ¥			¥ 183,188	¥ 256,408
Subsequent events | Vocal Beats Inc
Subsequent Events
Ownership percentage	68.52%
Ordinary shares, shares issued	100,000,000
Ordinary shares, par value | $ / shares	$ 0.0001
Subsequent events | Sky Voice Limited | Vocal Beats Inc
Subsequent Events
Stock issued, during the period	31,481,481
Issuance of ordinary shares at the initial public offering ("IPO") | $	$ 0.3
Ownership percentage held by LIZHI INC	31.48%